Condensed Consolidated Statements of Changes In Stockholders’ Equity - USD ($)	Common Stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Total Equity Attributable to HOFRE Stockholders	Non-controlling Interest	Total
Balance at Dec. 31, 2018	$ 544		$ 90,852,675	$ 90,853,219		$ 90,853,219
Balance (in Shares) at Dec. 31, 2018	5,436,000
Net (loss) income			(55,903,880)	(55,903,880)		(55,903,880)
Balance at Dec. 31, 2019	$ 544		34,948,795	34,949,339		34,949,339
Balance (in Shares) at Dec. 31, 2019	5,436,000
Net (loss) income			(13,137,842)	(13,137,842)		(13,137,842)
Balance at Mar. 31, 2020	$ 544		21,810,953	21,811,497		21,811,497
Balance (in Shares) at Mar. 31, 2020	5,436,000
Balance at Dec. 31, 2019	$ 544		34,948,795	34,949,339		34,949,339
Balance (in Shares) at Dec. 31, 2019	5,436,000
Balance at Dec. 31, 2019	$ 544		34,948,795	34,949,339		34,949,339
Balance (in Shares) at Dec. 31, 2019	5,436,000
Contribution from shareholders			3,699,000	3,699,000		3,699,000
Conversion of the preferred equity loan	$ 1,228	58,438,397		58,439,625		58,439,625
Conversion of the preferred equity loan (in Shares)	12,277,428
Shares of common stock issued for accounts payable and due to affiliates	$ 229	23,425,932		23,426,161		23,426,161
Shares of common stock issued for accounts payable and due to affiliates (in Shares)	2,292,624
Business combination with GPAQ on July 1, 2020 (Restated)	$ 653	494,179		494,781		494,781
Business combination with GPAQ on July 1, 2020 (Restated) (in Shares)	6,538,201
Shares of common stock issued in exchange of debt	$ 1,609	54,516,767		54,518,376		54,518,376
Shares of common stock issued in exchange of debt (in Shares)	16,093,857
Stock-based compensation on restricted stock awards	$ 72	2,772,733		2,772,805		2,772,805
Stock-based compensation on restricted stock awards (in Shares)	715,929
Stock-based compensation on restricted stock units		1,554,968		1,554,968		1,554,968
Vesting of restricted stock units	$ 18	(18)
Vesting of restricted stock units (in Shares)	176,514
Stock-based compensation - common stock awards	$ 3	195,997		196,000		196,000
Stock-based compensation - common stock awards (in Shares)	25,000
Contingent beneficial conversion feature on PIPE Notes		14,166,339		14,166,339		14,166,339
Contingent beneficial conversion feature on PIPE Notes (in Shares)
November 18, 2020 capital raise, net of offering costs (Restated)	$ 1,786	14,476,624		14,478,410		14,478,410
November 18, 2020 capital raise, net of offering costs (Restated) (in Shares)	17,857,142
December 4, 2020 capital raise, net of offering costs (Restated)	$ 268	2,070,821		2,071,089		2,071,089
December 4, 2020 capital raise, net of offering costs (Restated)	2,678,571
Net (loss) income			(45,488,666)	(45,488,666)	(196,506)	(45,685,172)
Balance at Dec. 31, 2020	$ 6,410	172,112,688	(6,840,871)	165,278,227	(196,506)	165,081,721
Balance (in Shares) at Dec. 31, 2020	64,091,266
Stock-based compensation on RSU		1,386,543		1,386,543		1,386,543
Stock-based compensation on RSU (in Shares)
February 12, 2021 Capital Raise, net of offering costs	$ 1,224	27,560,774		27,561,998		27,561,998
February 12, 2021 Capital Raise, net of offering costs (in Shares)	12,244,897
February 18, 2021 Overallotment, net of offering costs	$ 184	4,184,814		4,184,998		4,184,998
February 18, 2021 Overallotment, net of offering costs (in Shares)	1,836,734
Exercise of Warrants	$ 1,601	73,570,976		73,572,577		73,572,577
Exercise of Warrants (in Shares)	16,005,411
Net (loss) income			(126,147,182)	(126,147,182)	49,711	(126,097,471)
Balance at Mar. 31, 2021	$ 9,419	$ 278,815,795	$ (132,988,053)	$ 145,837,161	$ (146,795)	$ 145,690,366
Balance (in Shares) at Mar. 31, 2021	94,178,308